Offerings - Offering: 1	Oct. 01, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	1,600,000
Proposed Maximum Offering Price per Unit	7.98
Maximum Aggregate Offering Price	$ 12,768,000
Offering Note
(1)

Represents shares of Class A Common Stock, par value $0.01 per share (“Class A Common Stock”), of LightPath Technologies, Inc. (the “Company”), offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-3. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s Class A Common Stock on September 29, 2025, as reported on The Nasdaq Capital Market.